Average Annual Total Returns - First Trust Materials AlphaDEX Fund	First Trust Materials AlphaDEX Fund 1 Year	First Trust Materials AlphaDEX Fund 5 Years	First Trust Materials AlphaDEX Fund 10 Years	First Trust Materials AlphaDEX Fund Since Inception	First Trust Materials AlphaDEX Fund Inception Date	First Trust Materials AlphaDEX Fund After tax on distributions 1 Year	First Trust Materials AlphaDEX Fund After tax on distributions 5 Years	First Trust Materials AlphaDEX Fund After tax on distributions 10 Years	First Trust Materials AlphaDEX Fund After tax on distributions Since Inception	First Trust Materials AlphaDEX Fund After tax on distributions and sale of fund shares 1 Year	First Trust Materials AlphaDEX Fund After tax on distributions and sale of fund shares 5 Years	First Trust Materials AlphaDEX Fund After tax on distributions and sale of fund shares 10 Years	First Trust Materials AlphaDEX Fund After tax on distributions and sale of fund shares Since Inception	StrataQuant® Materials Index (reflects no deduction for fees, expenses or taxes) 1 Year	StrataQuant® Materials Index (reflects no deduction for fees, expenses or taxes) 5 Years	StrataQuant® Materials Index (reflects no deduction for fees, expenses or taxes) 10 Years	StrataQuant® Materials Index (reflects no deduction for fees, expenses or taxes) Since Inception	Russell 1000® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 1000® Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 1000® Index (reflects no deduction for fees, expenses or taxes) 10 Years	Russell 1000® Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P 500® Materials Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Materials Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Materials Index (reflects no deduction for fees, expenses or taxes) 10 Years	S&P 500® Materials Index (reflects no deduction for fees, expenses or taxes) Since Inception	Russell 1000® Materials and Processing Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 1000® Materials and Processing Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 1000® Materials and Processing Index (reflects no deduction for fees, expenses or taxes) 10 Years	Russell 1000® Materials and Processing Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	21.54%	6.28%	9.39%	7.11%	May 08, 2007	20.73%	5.70%	8.77%	6.54%	12.73%	4.63%	7.38%	5.52%	22.52%	7.03%	10.20%	7.91%	31.43%	11.48%	13.54%	8.52%	24.58%	7.07%	9.13%	5.91%	26.46%	7.77%	10.08%